LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 952.2	$ 847.2	$ 880.6
Less than 1 year
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	56.2
Between 1-2 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	121.3
Between 2-5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	188.6
Over 5 years
Disclosure of detailed information about property, plant and equipment
Landfill closure and post-closure obligations	$ 586.1